Earnings per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class A shares
Earnings per share [line items]
Anti-dilutive share options excluded from calculation of diluted earnings per share (in shares)	5,278,761	8,763,385
Class B Shares
Earnings per share [line items]
Anti-dilutive share options excluded from calculation of diluted earnings per share (in shares)	2,099,551